LONG-TERM INVESTMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2021
LONG-TERM INVESTMENTS, NET
Schedule of components of long-term investments

	December 31,	June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	789	670	104
Shanghai Moxu Bio-medical Science Co., Ltd.(“Moxu”)	94	—	—

Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	426
Less:
Impairment	(2,750)	(2,750)	(426)
Total	883	670	104